Convertible Note (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of conversion of convertible note
November 12, 2020
Risk-free interest rate	0.12%
Expected life	0.96 year
Discount rate	6.23%
Expected volatility	77.6%
Expected dividend yield	0%
Fair value	$65,258,333